Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
MUNICIPAL BONDS & NOTES 90.8%
ALABAMA 4.8%
Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022
5.000% due 07/01/2028		$1,500		$1,569
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055		1,200		1,225
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051		2,000		2,045
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049		1,440		1,512
5.500% due 10/01/2054		3,400		3,670
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055		3,500		3,734
5.000% due 10/01/2055		2,300		2,419
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055		1,700		1,812
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035		6,330		6,492
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033		400		419
5.000% due 01/01/2034		13,150		13,795
5.000% due 11/01/2036		5,400		5,685
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054		800		880
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054		2,100		2,262
Marshall County, Alabama Board of Education Special Tax Notes, (BAM Insured), Series 2024
5.000% due 03/01/2034		500		556
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033		900		903
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049		1,900		2,005
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053		2,500		2,663
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054		3,050		3,224
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035		4,100		4,281
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055		1,200		1,279
5.000% due 01/01/2056		6,025		6,153
5.250% due 11/01/2055		1,000		1,083
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035		2,100		2,235
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028		1,800		1,821

				73,722

ALASKA 0.1%
Alaska Housing Finance Corp. Revenue Notes, Series 2024
5.000% due 12/01/2032		1,500		1,677

ARIZONA 2.3%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037		1,000		1,014
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049		11,000		11,176
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022
5.000% due 09/01/2052		6,500		6,577
Industrial Development Authority of the City of Phoenix Arizona Revenue Bonds, Series 2014
2.600% due 11/15/2052		1,950		1,950
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029		300		308
5.000% due 07/01/2030		350		359
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056		1,380		1,507
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053		4,500		4,655
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022
5.000% due 01/01/2031		2,505		2,720

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039		2,500		2,488
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2041		2,400		2,700

				35,454

ARKANSAS 0.6%
Arkansas Development Finance Authority Revenue Bonds, Series 2025
3.875% due 10/15/2065		2,800		2,830
Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046		7,000		7,117

				9,947

CALIFORNIA 5.4%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)		945		628
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.000% due 07/01/2039		4,250		4,295
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054		2,400		2,547
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054		2,900		3,088
5.000% due 01/01/2055		2,000		2,059
5.000% due 11/01/2055		2,205		2,267
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055		8,200		8,436
California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2035		3,800		4,251
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053		5,500		5,565
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042		500		506
California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053		1,250		1,316
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035		730		831
5.000% due 12/01/2036		380		430
6.000% due 01/01/2039		4,000		4,195
California Municipal Finance Authority Revenue Bonds, Series 2025
4.326% due 11/20/2040		2,586		2,580
California Municipal Finance Authority Revenue Bonds, Series 2026
5.000% due 09/01/2043		600		665
5.000% due 09/01/2044		200		220
California Pollution Control Financing Authority Revenue Bonds, Series 2019
2.950% due 11/01/2042		5,000		4,999
California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049		1,625		1,611
California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033		1,700		1,770
Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034		1,700		1,823
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021
1.313% due 08/01/2028		4,000		3,771
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		1,245		1,144
Long Beach Unified School District, California General Obligation Bonds, Series 2026
5.000% due 08/01/2038		2,200		2,578
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036		1,700		1,768
Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037		3,520		3,617
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2033		3,000		3,350
5.000% due 05/15/2034		1,000		1,126
Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042		3,000		3,378
Los Angeles Unified School District, California General Obligation Bonds, Series 2026
5.000% due 07/01/2045		2,000		2,219
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033		1,000		1,109
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056		1,600		1,780
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034		1,250		1,333
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038		1,120		1,128

				82,383

COLORADO 2.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.760% due 03/01/2055		9,975		9,975

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048		2,000		1,798
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049		1,385		1,245
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034		1,000		1,104
5.250% due 11/01/2036		1,000		1,095
Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033		2,060		2,292
Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 12/01/2034		2,800		3,065
5.000% due 09/01/2035		3,100		3,463
Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042		2,000		1,980
Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036		1,700		1,719
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027		1,000		1,007
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032		2,000		2,085
Denver, Colorado Airport System City & County Revenue Notes, Series 2023
5.000% due 11/15/2030		1,500		1,617
Denver, Colorado City & County Revenue Bonds, Series 2017
5.000% due 10/01/2032		1,000		1,001
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.175% (SOFRRATE) due 09/01/2039 ~		1,600		1,599
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033		1,495		1,556
Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2031		1,140		1,219
University of Colorado Hospital Authority Revenue Notes, Series 2024
5.000% due 11/15/2031		1,600		1,774

				39,594

CONNECTICUT 0.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027		895		918
Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030		1,000		1,052

				1,970

DISTRICT OF COLUMBIA 1.7%
District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2043		2,500		2,571
District of Columbia General Obligation Bonds, Series 2026
5.000% due 06/01/2044		3,000		3,333
District of Columbia Revenue Bonds, Series 2025
5.000% due 04/01/2060		7,000		7,727
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2018
5.000% due 10/01/2049		3,100		3,155
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2038		2,730		2,814
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037		2,500		2,713
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029		3,000		3,191

				25,504

FLORIDA 6.5%
Acacia Fields Community Development District, Florida Special Assessment Bonds, Series 2026
5.350% due 06/15/2046		500		507
Antillia Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031		120		123
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021
2.875% due 05/01/2031		1,000		951
Bella Collina Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031		505		511
Brevard County, Florida Health Facilities Authority Revenue Notes, Series 2026
5.000% due 07/01/2034		5,500		6,155
Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043		1,350		1,398
Capital Trust Authority, Florida Revenue Bonds, Series 2025
4.750% due 07/01/2040		1,250		1,259
County of Lee FL Airport Revenue, Florida Revenue bonds, Series 2026
5.000% due 10/01/2036		2,500		2,779
5.250% due 10/01/2037		2,000		2,277
5.250% due 10/01/2038		2,285		2,586
5.250% due 10/01/2039		1,750		1,969
5.250% due 10/01/2040		2,000		2,238
5.250% due 10/01/2041		2,660		2,963
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044		5,800		5,748
5.250% due 07/01/2047		4,100		4,089

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Florida Development Finance Corp. Revenue Bonds, Series 2025
3.400% due 09/01/2050		9,000		9,065
Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042		1,000		1,008
Florida Housing Finance Corp. Revenue Bonds, Series 2025
3.150% due 07/01/2043		595		597
Florida State General Obligation Bonds, Series 2018
4.000% due 06/01/2038		2,000		2,059
Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048		2,500		2,391
Gainesville, Florida Utilities System Revenue Bonds, Series 2012
2.900% due 10/01/2042		7,495		7,495
Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024
5.150% due 05/01/2031		535		547
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040		665		666
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034		2,400		2,596
Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031		225		229
Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024
4.750% due 05/01/2031		755		780
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034		2,500		2,678
JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2035		2,000		2,313
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065		2,000		2,199
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027		785		795
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2026
5.000% due 10/01/2037 (a)		4,700		5,220
5.000% due 10/01/2038 (a)		2,700		2,981
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034		2,400		2,668
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038		3,000		3,403
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034		3,400		3,686
5.000% due 10/01/2036		1,300		1,398
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029		470		470
North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031		190		193
Orange Branch Community Development District, Florida Special Assessment Bonds, Series 2026
5.300% due 05/01/2046		600		609
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046		1,000		945
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (b)		1,000		783
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)		275		272
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
4.200% due 05/01/2031		295		296
Rookery Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031		255		257
South Broward Hospital District, Florida Revenue Bonds, Series 2016
4.000% due 05/01/2044		1,700		1,578
Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024
4.800% due 05/01/2031		185		188
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035		2,000		2,052
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038		970		1,007
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034		695		705
Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031		375		383

				100,065

GEORGIA 2.3%
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035		4,000		4,015
Atlanta, Georgia Water & Wastewater Revenue Notes, Series 2026
5.000% due 11/01/2036		4,850		5,655
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045		1,000		979
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2041		3,125		3,365
Development Authority of Cobb County, Georgia Revenue Notes, Series 2026
5.000% due 06/15/2032		400		428
5.000% due 06/15/2034		1,100		1,188
Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017
5.000% due 04/01/2033		1,500		1,522

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Macon-Bibb County, Georgia Housing Authority Revenue Notes, Series 2025
3.150% due 02/01/2029		1,024		1,026
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052		250		253
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053		2,400		2,563
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054		900		968
5.000% due 05/01/2055		1,600		1,708
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055		8,200		8,725
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034		500		518
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063		1,000		971
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037		1,340		1,492
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028		175		179

				35,555

IDAHO 0.0%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051		762		747

ILLINOIS 3.5%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040		1,700		1,695
Chicago Board of Education, Illinois General Obligation Notes, Series 2025
5.250% due 12/01/2027		325		331
5.250% due 12/01/2028		425		436
5.250% due 12/01/2029		525		543
5.250% due 12/01/2030		350		364
Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041		1,945		2,111
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038		1,900		1,936
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035		715		771
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036		1,800		1,991
Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 11/15/2035		2,005		2,220
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027		2,640		2,690
5.000% due 06/01/2028		1,875		1,952
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029		725		729
4.000% due 12/01/2030		1,020		1,025
Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024
5.000% due 12/15/2032		430		480
Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043		1,400		1,451
Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041		1,250		1,264
Illinois Finance Authority Revenue Bonds, Series 2020
5.000% due 08/15/2033		1,750		1,878
Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038		1,000		1,092
Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2032		5,000		5,484
Illinois Sales Tax State Revenue Bonds, Series 2026
5.000% due 06/15/2037		2,960		3,312
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033		750		750
Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035		2,470		2,637
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043		3,055		3,212
Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042		3,900		4,152
Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030		1,000		1,057
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031		1,275		1,381
Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023
4.000% due 10/01/2030		1,000		1,038
Sales Tax Securitization Corp. Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037		3,350		3,527
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036		1,000		1,000

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033		1,445		1,444

				53,953

INDIANA 2.4%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2029		360		384
Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030		2,715		2,669
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030		1,720		1,691
4.250% due 11/01/2030		1,000		1,033
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037		1,225		1,366
Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054		5,500		5,500
5.000% due 10/01/2057		1,500		1,679
Indiana Finance Authority Revenue Bonds, Series 2026
5.000% due 11/01/2038		3,555		3,948
Indiana Municipal Power Agency Revenue Notes, Series 2026
5.000% due 01/01/2033		1,600		1,792
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023
5.000% due 03/01/2033		1,100		1,166
Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055		2,500		2,527
Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055		2,500		2,527
Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044		1,900		1,969
Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046		2,000		2,076
Whiting, Indiana Revenue Bonds, Series 2019
4.000% due 12/01/2044		5,700		5,812

				36,139

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050		900		966
5.000% due 12/01/2050		400		453
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038		1,000		996

				2,415

KANSAS 0.1%
Wichita, Kansas Revenue Notes, Series 2025
3.150% due 02/01/2030		1,060		1,064

KENTUCKY 1.4%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055		2,300		2,554
Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055		900		952
Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055		800		848
Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036		9,250		9,754
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035		3,000		3,326
5.250% due 06/01/2039		1,250		1,375
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039		1,000		1,078
Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054		1,600		1,614

				21,501

LOUISIANA 0.6%
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2038		1,000		1,121
Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030		2,200		2,356
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2036		2,000		2,179
New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2035		3,200		3,505

				9,161

MAINE 0.2%
Finance Authority of Maine Revenue Bonds, Series 2015
5.000% due 08/01/2035		2,000		2,117

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2030		1,065		1,120
Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037		310		346

				3,583

MARYLAND 1.0%
Maryland Economic Development Corp. Revenue Bonds, (AGM Insured), Series 2026
5.000% due 07/01/2040		390		429
5.000% due 07/01/2041		320		350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 06/01/2033		445		467
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
2.950% due 05/15/2053		1,000		1,000
5.000% due 07/01/2045		1,100		1,183
Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037		1,510		1,664
Maryland State General Obligation Bonds, Series 2026
5.000% due 06/01/2038		1,700		1,960
Maryland State Transportation Authority Revenue Bonds, Series 2017
4.000% due 07/01/2037		5,755		5,757
Prince George’s County, Maryland General Obligation Bonds, Series 2024
5.000% due 08/01/2037		1,900		2,151

				14,961

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2037		1,500		1,718
5.000% due 04/01/2041		5,000		5,593
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2019
5.000% due 06/01/2049		1,475		1,514
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050		3,000		3,164
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030		500		519
Massachusetts Development Finance Agency Revenue Bonds, Series 2026
5.000% due 10/01/2065		4,000		4,533
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.600% due 07/01/2035		1,800		1,800
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.650% due 07/01/2031		2,000		2,000
University of Massachusetts Building Authority Revenue Notes, Series 2026
5.000% due 11/01/2033		8,000		9,156

				29,997

MICHIGAN 3.3%
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028		300		311
5.250% due 05/01/2029		500		529
5.250% due 05/01/2030		700		752
5.250% due 05/01/2031		600		654
5.250% due 05/01/2032		600		661
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.248% (TSFR3M) due 07/01/2032 ~		1,000		999
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029		1,360		1,411
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2026
3.450% due 07/01/2056		2,300		2,330
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2035		720		738
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035		1,190		1,307
5.000% due 02/28/2037		1,935		2,099
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032		1,205		1,316
5.000% due 08/31/2033		1,950		2,158
Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035		2,400		2,727
Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055		845		922
Michigan State Housing Development Authority Revenue Bonds, Series 2025
6.000% due 06/01/2056		10,035		11,016
Michigan Strategic Fund Revenue Bonds, Series 2001
4.125% due 08/01/2027		3,500		3,526
Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038		1,000		1,115
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2045		850		934
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2034		1,640		1,812
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028		7,210		7,568
5.000% due 12/01/2032		1,470		1,619

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.000% due 11/15/2035		800		909
Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2032		1,600		1,788
Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 05/01/2037		500		547

				49,748

MINNESOTA 1.4%
Hennepin County, Minnesota Housing & Redevelopment Authority Revenue Bonds, (HUD Insured),Series 2025
3.150% due 02/01/2046		1,000		1,003
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029		3,300		3,496
5.000% due 07/01/2031		2,000		2,177
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036		2,000		2,053
Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052		1,000		1,046
Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036		1,000		1,001
Rochester, Minnesota Revenue Bonds, Series 2026
5.000% due 11/15/2038		8,000		9,095
St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048		1,000		1,017

				20,888

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028		750		750
Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2038		1,000		1,086
Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023
5.000% due 04/01/2031		1,485		1,617

				3,453

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042		1,300		1,275
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033		2,440		2,483
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2037		560		610
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035		485		538
5.250% due 05/01/2037		300		330
Missouri Development Finance Board Revenue Notes, Series 2022
5.000% due 05/01/2031		1,190		1,301
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056		865		962
St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023
4.910% due 01/01/2042		1,935		2,061

				9,560

MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds, Series 2026
5.000% due 06/01/2056		900		1,005

MULTI-STATE 2.5%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042		1,395		1,414
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.870% due 01/25/2043		10,326		10,801
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019
3.400% due 01/25/2036		2,651		2,539
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036		4,996		5,004
4.555% due 08/25/2040		4,414		4,565
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(d)		9,906		10,296
4.686% due 10/25/2040		2,948		3,076

				37,695

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035		820		820
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)		1,500		251

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036		2,500		2,545

				3,616

NEW HAMPSHIRE 1.3%
New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024
4.150% due 10/20/2040		2,383		2,389
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038		2,409		2,339
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~		3,163		3,114
4.220% due 11/20/2042		4,758		4,669
4.794% due 02/20/2041		4,280		4,454
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055		2,410		2,691

				19,656

NEW JERSEY 1.7%
New Jersey Economic Development Authority Revenue Notes, Series 2023
5.185% due 03/01/2030		1,000		1,014
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056		1,190		1,327
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (b)		2,250		1,466
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)		1,500		1,125
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (b)		1,560		1,016
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036		3,500		3,891
5.000% due 06/15/2037		4,000		4,420
Rutgers The State University of New Jersey Revenue Bonds, Series 2009
2.650% due 05/01/2039		2,000		2,000
South Jersey Port Corp. New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035		290		292
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031		4,500		4,668
5.000% due 06/01/2046		5,000		4,994

				26,213

NEW MEXICO 0.5%
Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029		3,000		2,827
Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040		3,000		3,066
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039		1,700		1,621

				7,514

NEW YORK 5.6%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2026
4.020% (SOFRRATE) due 08/25/2041 ~		3,495		3,462
Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2042		2,375		2,614
Long Island Power Authority, New York Revenue Notes, Series 2025
5.000% due 09/01/2035		1,460		1,693
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
3.050% due 11/15/2050		1,000		1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044		700		717
New York City, New York General Obligation Bonds, Series 2019
3.050% due 10/01/2046		3,500		3,500
New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037		1,750		1,927
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031		1,000		1,045
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040		1,000		1,077
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054		1,500		1,500
5.000% due 11/01/2053		2,500		2,596
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2045		3,600		3,922
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2036		1,750		1,956
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046		1,000		1,069
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037		2,250		2,535
New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056		3,895		4,027

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044		2,000		2,002
5.150% due 11/15/2034		2,500		2,503
5.375% due 11/15/2040		2,400		2,402
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2036		6,000		6,025
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034		1,500		1,545
New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034		2,900		3,275
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029		1,000		1,008
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050		1,150		1,214
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042		2,200		2,440
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037		2,200		2,476
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016
4.000% due 07/01/2035		3,255		3,255
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2042		2,000		2,135
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 06/30/2039		1,400		1,517
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.000% due 06/30/2043		3,075		3,494
New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035		2,500		2,793
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027		2,000		2,022
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030		5,000		5,112
Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039		1,500		1,604
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036		1,500		1,654
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2034		835		967
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027		750		764

				84,847

NORTH CAROLINA 1.2%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055		1,570		1,708
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056		2,000		2,268
North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034		5,500		5,500
North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.850% due 06/01/2055		4,100		4,100
North Carolina Medical Care Commission Revenue Notes, Series 2026
5.000% due 08/01/2035		4,700		5,347

				18,923

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035		300		329
5.000% due 12/01/2039		225		242
North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056		1,300		1,420

				1,991

OHIO 3.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031		320		337
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038		1,000		1,007
5.000% due 06/01/2034		1,000		1,064
5.000% due 06/01/2036		645		677
5.000% due 06/01/2055		1,800		1,412
Columbus Regional Airport Authority, Ohio Revenue Notes, Series 2025
5.000% due 01/01/2035		2,500		2,769
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029		1,200		1,186
4.750% due 06/01/2033		4,400		4,583
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049		2,500		2,344
Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039		5,285		5,332
Ohio Air Quality Development Authority Revenue Notes, Series 2026
3.875% due 01/01/2036		1,400		1,407
4.125% due 01/01/2036		2,700		2,719

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040		1,250		1,380
5.000% due 02/01/2041		1,400		1,534
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055		3,835		4,183
Ohio State Revenue Bonds, Series 2026
5.000% due 12/15/2036		5,875		6,676
Ohio Water Development Authority Revenue Bonds, Series 2026
5.000% due 12/01/2042 (a)		1,300		1,464
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033		2,500		2,604
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035		1,225		1,241
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037		375		417
5.000% due 12/01/2043		435		472
University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.000% due 06/01/2040		1,150		1,270
Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2030 (b)		700		604

				46,682

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2037		2,090		2,347
Oklahoma City Public Property Authority Revenue Notes, Series 2026
5.000% due 06/01/2032		1,500		1,675
Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056		3,470		3,932
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2033		500		564

				8,518

OREGON 1.5%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (b)		1,605		1,065
Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (c)		1,685		1,745
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038		5,195		5,460
Multnomah County, Oregon School District No 1J Portland General Obligation Bonds, Series 2026
5.000% due 06/15/2043		3,800		4,240
Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024
5.000% due 06/15/2037		300		339
Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2030		600		632
Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2037		1,950		2,233
Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034		500		575
Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036		4,400		4,822
Port of Portland, Oregon Airport Revenue Notes, Series 2024
5.000% due 07/01/2033		1,000		1,111

				22,222

PENNSYLVANIA 3.7%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.370% (MUNIPSA) due 11/15/2047 ~		4,350		4,326
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036		1,000		1,017
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039		3,850		3,808
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2028		1,095		1,144
Commonwealth of Pennsylvania General Obligation Bonds, Series 2026
5.000% due 04/01/2043		7,860		8,761
Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024
5.000% due 07/01/2031		1,475		1,556
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050		2,250		1,994
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038		465		480
5.000% due 09/01/2039		595		613
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
2.900% due 08/15/2054		8,350		8,350
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037		1,000		1,001
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028		850		851
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2038		1,350		1,468

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053		8,900		8,900
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060		3,600		3,967
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 06/30/2032		2,770		2,995
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054		470		509
Pennsylvania Turnpike Commission Revenue Notes, Series 2026
5.000% due 06/01/2035		1,500		1,718
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.000% due 09/01/2047		600		601
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026		660		664
Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037		1,415		1,443
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037		700		674

				56,840

PUERTO RICO 1.9%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027		2,928		2,983
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040		1,845		1,811
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.162% (0.67*US0003M + 0.520%) due 07/01/2029 ~		250		247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)		1,682		1,440
0.000% due 07/01/2046 (b)		21,200		7,925
4.500% due 07/01/2034		1,500		1,500
5.000% due 07/01/2058		9,327		9,328
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040		3,200		3,210

				28,444

RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2037		1,000		1,084
Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034		3,000		3,295
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035		2,950		2,952
5.000% due 06/01/2040		1,205		1,205

				8,536

SOUTH CAROLINA 0.8%
Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2034		810		926
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054		1,400		1,507
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049		4,000		4,414
South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034		1,025		1,054
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041		1,500		1,654
5.000% due 12/01/2043		1,500		1,638
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2025
3.150% due 11/01/2043		720		723

				11,916

SOUTH DAKOTA 0.2%
South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032		1,010		1,031
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045		1,700		1,693
South Dakota Housing Development Authority Revenue Notes, Series 2022
5.000% due 05/01/2029		1,005		1,066

				3,790

TENNESSEE 1.3%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2026
5.000% due 07/01/2037		2,150		2,420
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, Series 2026
5.000% due 07/01/2029		2,000		2,118
5.000% due 07/01/2034		2,690		3,014
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037		715		798

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038		1,775		1,838
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048		2,900		3,127
Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051		2,000		2,026
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052		5,000		5,287

				20,628

TEXAS 14.8%
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2041		1,200		1,317
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042		800		806
Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037		2,000		2,149
Austin, Texas Airport System Revenue Notes, Series 2026
5.000% due 11/15/2031		5,575		6,082
5.000% due 11/15/2032		3,570		3,936
Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036		2,500		2,873
Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2036		1,225		1,238
Calallen Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2042		2,000		2,018
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040		800		803
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042		1,750		1,869
City of Odessa, Texas General Obligation Notes, Series 2019
5.000% due 03/01/2027		515		520
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2045		2,300		2,470
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038		3,000		3,311
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050		3,000		3,272
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055		4,250		4,619
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2036		3,000		3,359
EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024
4.125% due 12/01/2039		2,000		2,000
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034		7,335		7,277
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055		12,250		12,477
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2047		3,095		3,260
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043		497		505
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043		5,500		5,638
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2034		2,200		2,477
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040		3,500		3,875
5.000% due 09/15/2041		3,000		3,310
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2027		860		860
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037		1,100		1,199
5.000% due 02/15/2038		1,265		1,373
5.000% due 02/15/2039		3,000		3,245
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030		1,000		1,044
Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034		6,000		6,471
Houston, Texas Hotel Occupancy Tax & Special Revenue Bonds, Series 2026
5.000% due 09/01/2038		1,400		1,560
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 02/15/2039		1,750		1,767
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036		2,545		2,834
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043		8,500		8,611
Love Field Airport Modernization Corp. Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032		2,000		2,159
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2040		1,250		1,365
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045		2,100		2,293

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Lower Colorado River Authority, Texas Revenue Bonds, Series 2026
5.000% due 05/15/2040		1,700		1,886
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042		1,300		1,308
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043		825		814
5.000% due 05/15/2037		950		1,040
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050		145		151
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054		3,000		3,065
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2036		600		673
North Texas Tollway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044		5,000		4,913
North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036		1,250		1,366
North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039		3,100		3,461
North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031		2,500		2,734
San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039		2,050		2,298
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035		2,250		2,567
5.000% due 02/01/2040		3,500		3,862
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055		6,000		6,004
Sherman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048		3,625		3,795
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2048		4,965		5,065
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064		3,300		3,653
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063		4,000		4,000
Texas A&M University Revenue Bonds, Series 2017
4.000% due 05/15/2037		3,870		3,870
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056		2,985		3,318
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.080% (TSFR3M) due 12/15/2026 ~		750		750
Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036		12,100		12,810
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2044		3,500		3,816
Texas State General Obligation Notes, Series 2025
5.000% due 10/01/2035		5,080		5,876
Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2037		4,000		4,607
Texas Transportation Commission General Obligation Notes, Series 2026
5.000% due 04/01/2033		5,195		5,885
Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2042		2,435		2,690
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052		1,800		1,825
5.000% due 10/15/2047		5,860		6,161
Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2030		500		528
Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2042		3,000		3,297
Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037		1,615		1,641

				225,971

UTAH 0.3%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021
4.000% due 08/01/2028		1,120		1,127
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055		1,400		1,559
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055		1,875		2,121

				4,807

VIRGINIA 1.1%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053		1,600		1,707
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035		2,000		2,275
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037		500		548
Loudoun Country, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038		4,200		4,200

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2026
5.250% due 01/01/2044		3,000		3,300
Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030		1,420		1,421
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060		3,500		3,872

				17,323

WASHINGTON 2.7%
Energy Northwest, Washington Revenue Notes, Series 2026
5.000% due 07/01/2036		3,800		4,428
King County, Washington General Obligation Bonds, Series 2024
5.000% due 12/01/2044		3,190		3,498
Pierce County, Washington School District No 403, Peninsula General Obligation Bonds, Series 2021
4.000% due 12/01/2040		4,000		4,010
Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044		5,000		4,752
Washington Health Care Facilities Authority Revenue Bonds, Series 2025
5.000% due 09/01/2042		1,700		1,829
Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030		1,600		1,725
Washington State General Obligation Bonds, Series 2026
5.000% due 06/01/2050		7,555		8,065
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2036		1,160		1,265
Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037		2,771		2,602
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.221% due 03/01/2050		2,169		2,135
Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041		5,256		5,121
Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043		2,100		2,118

				41,548

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055		5,190		5,665
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041		1,100		1,207
West Virginia Housing Development Fund Revenue Notes, Series 2025
3.200% due 11/01/2028		650		652

				7,524

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041		2,500		2,582
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046		4,250		4,368
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055		6,200		6,200
Public Finance Authority, Wisconsin Revenue Notes, Series 2024
5.000% due 12/15/2034		790		809
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2029 (B)		2,105		1,885
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046		1,005		927
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028		900		936

				17,707

Total Municipal Bonds & Notes (Cost $1,358,542)				1,386,957

U.S. GOVERNMENT AGENCIES 2.4%
Federal Home Loan Mortgage Corp.
2.820% due 12/01/2033		3,582		3,300
3.600% due 06/01/2043		1,361		1,242
3.720% due 01/01/2041		1,756		1,668
3.800% due 01/01/2040		5,861		5,564
3.850% due 01/01/2040		1,300		1,241
4.250% due 06/01/2041		2,181		2,122
4.300% due 10/01/2038		2,958		2,956
4.370% due 03/01/2040		976		978
4.400% due 11/01/2040		4,916		4,925
4.600% due 03/01/2041		999		1,018
4.850% due 08/01/2038		2,205		2,315
4.900% due 02/01/2040		982		1,034
5.210% due 08/01/2040		2,650		2,869
5.360% due 06/01/2039		2,458		2,695
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~		1,461		1,309

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.192% due 07/15/2040 •		1,937		1,993

Total U.S. Government Agencies (Cost $36,187)				37,229

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Notes
3.375% due 02/29/2028		36,300		35,851
3.500% due 02/28/2031		29,400		28,540
4.125% due 03/31/2031		2,400		2,391
4.250% due 02/28/2031		13,900		13,925
4.625% due 04/30/2031		18,600		18,935

Total U.S. Treasury Obligations (Cost $100,557)				99,642

Total Investments in Securities (Cost $1,495,286)				1,523,828

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		194,212		1,892

Total Short-Term Instruments (Cost $1,890)				1,892

Total Investments in Affiliates (Cost $1,890)				1,892

Total Investments 99.8% (Cost $1,497,176)				$1,525,720
Other Assets and Liabilities, net 0.2%				2,377

Net Assets 100.0%				$1,528,097

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614%	08/25/2041	03/19/2024 - 01/22/2025	$9,869	$10,296	0.67%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$73,722	$0	$73,722
Alaska	0	1,677	0	1,677
Arizona	0	35,454	0	35,454
Arkansas	0	9,947	0	9,947
California	0	82,383	0	82,383
Colorado	0	39,594	0	39,594
Connecticut	0	1,970	0	1,970
District of Columbia	0	25,504	0	25,504
Florida	0	100,065	0	100,065
Georgia	0	35,555	0	35,555
Idaho	0	747	0	747
Illinois	0	53,953	0	53,953
Indiana	0	36,139	0	36,139
Iowa	0	2,415	0	2,415
Kansas	0	1,064	0	1,064
Kentucky	0	21,501	0	21,501
Louisiana	0	9,161	0	9,161
Maine	0	3,583	0	3,583
Maryland	0	14,961	0	14,961
Massachusetts	0	29,997	0	29,997
Michigan	0	49,748	0	49,748
Minnesota	0	20,888	0	20,888
Mississippi	0	3,453	0	3,453
Missouri	0	9,560	0	9,560
Montana	0	1,005	0	1,005
Multi-State	0	37,695	0	37,695
Nevada	0	3,616	0	3,616
New Hampshire	0	19,656	0	19,656
New Jersey	0	26,213	0	26,213
New Mexico	0	7,514	0	7,514
New York	0	84,847	0	84,847
North Carolina	0	18,923	0	18,923
North Dakota	0	1,991	0	1,991
Ohio	0	46,682	0	46,682
Oklahoma	0	8,518	0	8,518
Oregon	0	22,222	0	22,222
Pennsylvania	0	56,840	0	56,840
Puerto Rico	0	28,444	0	28,444
Rhode Island	0	8,536	0	8,536
South Carolina	0	11,916	0	11,916
South Dakota	0	3,790	0	3,790
Tennessee	0	20,628	0	20,628
Texas	0	225,971	0	225,971
Utah	0	4,807	0	4,807
Virginia	0	17,323	0	17,323
Washington	0	41,548	0	41,548
West Virginia	0	7,524	0	7,524
Wisconsin	0	17,707	0	17,707
U.S. Government Agencies	0	37,229	0	37,229
U.S. Treasury Obligations	0	99,642	0	99,642

	$0	$1,523,828	$0	$1,523,828
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,892	$0	$0	$1,892

Total Investments	$1,892	$1,523,828	$0	$1,525,720

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust